Leases	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Leases
20.	Leases
Information of leases in which the Group is a lessee is as follows. Information when the Group is a lessor is described in Note 11.

(1)	Amounts recognized in the consolidated statement of financial position
The consolidated statements of financial position shows the following amounts relating to leases:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Right-of-use assets
Property and building	￦	1,019,537	950,940
Machinery and communication line facilities		89,150	103,672
Others		196,276	158,158

Total	￦	1,304,963	1,212,770

(In millions of Korean won)	December 31, 2023		December 31, 2024
Lease liabilities 1
Current	￦	307,868	349,264
Non-current		872,042	710,189

Total	￦	1,179,910	1,059,453

1	Included in the line items ‘Other current liabilities and other non-current liabilities’ in the consolidated statements of financial position (Notes 9).
For the years ended December 31, 2023 and 2024,
right-of-use
assets related to leases increased by
￦
440,552 million and
￦
337,779 million, respectively.

(2)	Amounts recognized in the consolidated statement of profit or loss
The consolidated statement of profit or loss relating to leases for year ended December 31, 2022, 2023, and 2024 are as follows:

(in millions of Korean won)	December 31, 2022		December 31, 2023		December 31, 2024
Depreciation of Right-of-use assets
Property and building	￦	305,120	￦	297,571	￦	301,621
Machinery and communication line facilities		31,140		32,794		25,550
Others		59,954		72,372		83,754

Total	￦	396,214	￦	402,737	￦	410,925

Depreciation of Investment Properties	￦	15	￦	—	￦	—
Interest expense relating to lease liabilities		41,469		52,035		47,556
Expense relating to short-term leases		12,876		8,804		8,048
Expense relating to leases of low-value assets that are not short-term leases		26,813		26,290		27,751
Expense relating to variable lease payments not included in lease liabilities		4,827		9,288		6,722
The total cash outflow for leases for the year ended December 31, 2024 amounts to
￦
508,230 million (2022:
￦
464,337 million, 2023:
￦
500,392
million
).